Note 4 - Capital Disclosures (Details Textual)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Statement Line Items [Line Items]
Authorised capital commitments but not contracted for					$ 100,000,000
Total cash		$ 3,225,000		$ 2,942,000
Total cash equivalents		$ 7,406,000		$ 4,998,000
Investments, Interest Rate		1.45%
Number of investments				0
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Authorised capital commitments but not contracted for	$ 100,000,000
Aspire purchase agreement [member]
Statement Line Items [Line Items]
Authorised capital commitments but not contracted for			$ 15,500,000